Pledged Assets - Additional Information (Detail) - TWD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Certificates of Deposit [member]
Disclosure of Pledged Assets [Line Items]
Financial assets pledged as collateral	$ 165.6	$ 185.7